COMMITMENTS AND CONTINGENCIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of lease	2	2
Legal proceedings outstanding	$ 0	$ 0